Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 956	$ 1,212	$ 1,770
Accrued professional fees	302	694	340
Accrued interest	694	393	177
Deferred revenue	1,473	1,047	1,076
Committed equity facility fees	1,478	1,478	1,553
Unpaid Merger-related transaction costs	1,090	1,090	1,090
RaGE Earnout	2,000	2,000	2,098
Other	1,840	3,208	2,221
Total accrued expenses and other current liabilities	$ 9,833	$ 11,122	$ 10,325